WHITEHALL FUNDS
                                      TRUST

                               SEMI-ANNUAL REPORT

                                  MAY 31, 2002

(LOGO OMITTED)

        WHITEHALL GROWTH FUND
        WHITEHALL GROWTH AND INCOME FUND
        WHITEHALL HIGH YIELD FUND
        WHITEHALL INCOME FUND

        WHITEHALL ASSET MANAGEMENT, INC.

(GRAPHIC OMITTED)
(VERTICAL COLOR BAR)

                             WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------

Fellow Shareholders:

We are pleased to submit this Semi-Annual Report of the Whitehall Funds Trust for the six months ended May 31, 2002.

Despite solid evidence of economic recovery, the stock market suffered its worst quarterly loss since the 1987 crash and its worst first-half decline since 1970. Investors were buffeted by a succession of corporate management and accounting scandals, disappointing earnings reports and international geopolitical tensions
- all of which sapped investor confidence. For the second quarter, the S&P 500 Index and the Dow Jones Industrial Average were down 13% and 11%, respectively, while the NASDAQ was off 21%. In early July, the S&P 500 and NASDAQ indices fell beneath the lows reached following the terrorist attacks of September 11th and stood at levels first crossed nearly five years ago. For the six months through June, the S&P 500 is down 13% after having declined for the past two years. The stock market has not had three consecutive years of declines since 1939-41.

In the fixed income securities markets, yields moved lower as investors responded to a slowly recovering economy and favorable productivity and inflation figures. The yield of the 10-year U.S. Treasury note, having started the quarter at 5.4%, declined to about the 4.8% level by quarter end. Yield spreads between corporate bonds and U.S. treasury securities widened reflecting uncertainty regarding the pace and magnitude of economic recovery.

THE ECONOMY

The U.S. economy is estimated to have grown at a 6.1% annual rate in the first quarter. Based on the consensus forecast of the Blue Chip Economic Indicators survey, the economy is projected to grow at about a 3% annualized rate in the second quarter and for the balance of the year. Consumer spending is expected to remain firm and personal consumption expenditures are growing at about a 3% rate. The housing market is showing particular strength as reflected in a record level of home sales - 6.2 million last year, strong construction activity, and rising home prices - up an average of 10% year over year. The increase in home prices has allowed consumers to tap equity as a funding source for spending. Rising real wages and a high level of mortgage refinancing in the U.S. are also serving to bolster consumer spending.

With consumer spending expected to remain steady, the two swing factors which will determine the pace of economic recovery are manufacturing and capital investment activity. Each is on the mend, albeit off a low base. Other favorable elements in the macro-economic backdrop include low inflation and strong productivity gains. The rate of inflation is well controlled as evidenced by the latest data on the consumer price index which shows a 1.2% year over year rate of increase. While low inflation is certainly a positive from the perspective of a financial markets participant, it means businesses have limited pricing power which makes the task of generating top line growth more challenging.

In an environment of limited pricing power and top line growth constraints, business managers have focused on increasing productivity in order to grow profits. During the first quarter of 2002, productivity grew at an 8.4% annual rate, its fastest pace in nearly two decades. Companies have kept payroll and other expenses lean while making more goods per worker in a recovering economy. This, however, is a double-edged sword. Strong productivity growth is a positive for corporate profits but could be a negative for the labor market if managers continue to focus on controlling payroll expense growth (i.e. limiting new hires) as the economy recovers.

--------------------------------------------------------------------------------

THE OUTLOOK

The stock market's performance in the current period of economic recovery has been unusually weak compared to previous stock market advances coming out of recession. Unlike past recoveries when investors bid up stock prices well in advance of an upturn in corporate earnings, investors currently seem to be waiting for confirmation of corporate earnings growth before committing capital. Issues related to corporate accounting and governance as well as geopolitical tensions are giving investors further pause. In short, investors are suffering a crisis of confidence.

Given sufficient time, we believe the current negative psychology regarding the stock market will pass. While the pace of recovery may be below average, we believe an improving economy and resumed corporate earnings growth in a benign inflationary environment sets the stage for a constructive stock market. For a sustainable rally to occur, we believe investors need to reestablish their faith in corporate management, Wall Street analysts, and accounting practices. In addition, investors need to gain comfort that the economic recovery will be sufficient to drive a meaningful increase in corporate earnings. We believe such an earnings recovery will become visible in the second half of the year. Of course, risks remain with respect to the amount of time it takes to restore investor confidence given concerns about corporate malfeasance and the quality of earnings, but we believe a healthy profits recovery will go a long way toward assuaging investors' fears.

On balance, we believe that the economy will continue to recover and that decent earnings gains lie ahead. Corporate profits as measured by the S&P 500 are estimated to have resumed growing in the second quarter following five quarters of decline. With the economy and corporate profits recovering, productivity rising, and inflation quiescent, the stock market outlook appears favorable.

CONCLUSION

As you review the performance of each of our Funds on the following pages, you will see that while the past eighteen months have been very difficult, our long-term shareholders have been well served. Although our long term outlook is optimistic, we continue to invest with caution, mindful of our dual mandate which is to grow and preserve our clients' wealth by pursuing investments which do not expose you to undue levels of risk.

Respectfully submitted,
/s/Mark Keller

Marc Keller
Chief Executive Officer
July 18, 2002

WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                          VALUE
    ------                                          -----
 COMMON STOCKS - 87.59%
              BANKING - 3.25%
   105,000    Wells Fargo & Co.............    $  5,502,000
                                               ------------
              BEVERAGES - 0.92%
    30,000    PepsiCo, Inc.................       1,559,400
                                               ------------
              COMPUTERS - 3.03%
   480,000    EMC Corp./Mass.*.............       3,480,000
    53,400    Gateway, Inc.*...............         286,224
    71,200    Hewlett-Packard Co...........       1,359,208
                                               ------------
                                                  5,125,432
                                               ------------
              DIVERSIFIED MANUFACTURING - 3.26%
   110,000    General Electric Co..........       3,425,400
    53,400    Honeywell International, Inc.       2,093,280
                                               ------------
                                                  5,518,680
                                               ------------
              ENTERTAINMENT - 6.89%
   220,000    Fox Entertainment Group, Inc.,
              Class A*.....................       5,508,800
    60,000    Viacom, Inc., Class A*.......       2,943,000
   140,000    Walt Disney Co. (The)........       3,207,400
                                               ------------
                                                 11,659,200
                                               ------------
              FINANCIAL SERVICES - 3.66%
    53,400    Household International, Inc.       2,731,410
    85,000    Merrill Lynch & Co., Inc.....       3,460,350
                                               ------------
                                                  6,191,760
                                               ------------
              HEALTH CARE - 5.69%
    90,000    Baxter International, Inc....       4,833,000
    72,125    Cardinal Health, Inc.........       4,793,427
                                               ------------
                                                  9,626,427
                                               ------------
              HOUSEHOLD PRODUCTS - 1.92%
    60,000    Colgate-Palmolive Co.........       3,252,000
                                               ------------
              INSURANCE - 2.96%
    74,750    American International
              Group, Inc. .................       5,006,008
                                               ------------
              MULTIMEDIA - 8.23%
   200,750    AOL Time Warner, Inc.*.......       3,754,025
   190,000    Comcast Corp., Class A*......       5,350,400
   400,000    Liberty Media Corp.*.........       4,820,000
                                               ------------
                                                 13,924,425
                                               ------------

              OIL AND GAS - 2.73%
    78,606    Exxon Mobil Corp.............    $  3,138,738
    80,000    Halliburton Co...............       1,484,000
                                               ------------
                                                  4,622,738
                                               ------------
              PHARMACEUTICALS - 9.01%
    94,300    Amgen, Inc.*.................       4,491,509
    65,000    Bristol-Myers Squibb Co......       2,022,800
   150,000    Human Genome Sciences, Inc.*.       2,587,500
   115,000    Pfizer, Inc..................       3,979,000
   110,000    Vertex Pharmaceuticals, Inc.*       2,170,300
                                               ------------
                                                 15,251,109
                                               ------------
              RESTAURANTS - 2.40%
   135,700    McDonald's Corp..............       4,062,858
                                               ------------
              RETAIL - 6.15%
   120,000    Costco Wholesale Corp.*......       4,712,400
   110,000    Kroger Co.*..................       2,458,500
    60,000    Wal-Mart Stores, Inc.........       3,246,000
                                               ------------
                                                 10,416,900
                                               ------------
              SEMICONDUCTORS - 12.84%
   250,000    Altera Corp.*................       4,507,500
   106,800    Intel Corp. .................       2,949,816
   124,600    Maxim Integrated Products, Inc.*    5,731,600
    53,400    Micron Technology, Inc.*.....       1,259,172
    90,000    Texas Instruments, Inc.......       2,580,300
   133,500    Xilinx, Inc.*................       4,707,210
                                               ------------
                                                 21,735,598
                                               ------------
              TECHNOLOGY - 13.97%
   231,400    Applied Materials, Inc.*.....       5,132,452
   200,000    ASM Lithography Holding N.V.*       3,708,000
   310,000    Cisco Systems, Inc.*.........       4,891,800
    35,000    Microsoft Corp.*.............       1,781,850
   100,100    Molex, Inc. .................       3,778,775
    10,000    Molex, Inc., Class A.........         310,000
    95,000    Novellus Systems, Inc.*......       4,035,600
                                               ------------
                                                 23,638,477
                                               ------------
              TELECOMMUNICATIONS - 0.68%
    53,400    Sprint Corp. (FON Group).....         878,430
    26,700    Sprint Corp. (PCS Group)*....         278,748
                                               ------------
                                                  1,157,178
                                               ------------
              TOTAL COMMON STOCKS..........     148,250,190
                                               ------------
              (Cost $120,995,441)


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                          VALUE
    ------                                          -----
 CASH EQUIVALENTS - 9.77%
16,531,122    Bank of New York
              Cash Reserve Fund............    $ 16,531,122
                                               ------------
              TOTAL CASH EQUIVALENTS.......      16,531,122
                                               ------------
              (Cost $16,531,122)

              TOTAL INVESTMENTS - 97.36% ..     164,781,312
                                               ------------
              (Cost $137,526,563)

              OTHER ASSETS
              NET OF LIABILITIES - 2.64% ..       4,474,492
                                               ------------
              NET ASSETS - 100.00% ........    $169,255,804
                                               ============

-------------------
 *  Non-income producing security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                           VALUE
    ------                                           -----
 COMMON STOCKS - 57.56%
              BANKING - 2.10%
    25,000    Wells Fargo & Co.............       $ 1,310,000
                                                  -----------
              BEVERAGES - 2.25%
    27,000    PepsiCo, Inc.................         1,403,460
                                                  -----------
              COMPUTERS - 1.53%
    60,000    EMC Corp./Mass.*.............           435,000
    27,200    Hewlett-Packard Co...........           519,248
                                                  -----------
                                                      954,248
                                                  -----------
              DIVERSIFIED MANUFACTURING - 3.13%
    39,900    General Electric Co..........         1,242,486
    18,000    Honeywell International, Inc.           705,600
                                                  -----------
                                                    1,948,086
                                                  -----------
              ELECTRONICS - 0.22%
     5,187    Agilent Technologies, Inc.*..           136,781
                                                  -----------
              ENTERTAINMENT - 2.31%
    30,000    Fox Entertainment Group, Inc.,
              Class A*.....................           751,200
    30,000    Walt Disney Co. (The)........           687,300
                                                  -----------
                                                    1,438,500
                                                  -----------
              FINANCIAL SERVICES - 1.64%
    20,000    Household International, Inc.         1,023,000
                                                  -----------
              HEALTH CARE - 3.43%
    24,000    Baxter International, Inc....         1,288,800
    12,752    Cardinal Health, Inc.........           847,498
                                                  -----------
                                                    2,136,298
                                                  -----------
              HOUSEHOLD PRODUCTS - 1.74%
    20,000    Colgate-Palmolive Co.........         1,084,000
                                                  -----------
              INSURANCE - 2.12%
    19,750    American International
              Group, Inc. .................         1,322,658
                                                  -----------
              MULTIMEDIA - 1.45%
    18,000    AOL Time Warner, Inc.*.......           336,600
    20,000    Comcast Corp., Class A*......           563,200
                                                  -----------
                                                      899,800
                                                  -----------
              OIL AND GAS - 3.32%
    51,722    Exxon Mobil Corp.............         2,065,259
                                                  -----------


              PHARMACEUTICALS - 5.67%
    30,000    Amgen, Inc.*.................       $ 1,428,900
     8,000    Bristol-Myers Squibb Co......           248,960
    20,000    Human Genome Sciences, Inc.*.           345,000
    35,000    Pfizer, Inc..................         1,211,000
    15,000    Vertex Pharmaceuticals, Inc.*           295,950
                                                  -----------
                                                    3,529,810
                                                  -----------
              RESTAURANTS - 1.68%
    35,000    McDonald's Corp..............          1,047,900
                                                  -----------
              RETAIL - 4.82%
    25,000    Costco Wholesale Corp.*......           981,750
    12,000    CVS Corp. ...................           384,360
    41,600    Kroger Co.*..................           929,760
    13,000    Wal-Mart Stores, Inc.........           703,300
                                                  -----------
                                                    2,999,170
                                                  -----------
              SEMICONDUCTORS - 11.72%
    80,000    Altera Corp.*................         1,442,400
    30,000    Intel Corp. .................           828,600
    54,000    Maxim Integrated Products,
              Inc.* .......................         2,484,000
    24,000    Micron Technology, Inc.*.....           565,920
    56,000    Xilinx, Inc.*................         1,974,560
                                                  -----------
                                                    7,295,480
                                                  -----------
              TECHNOLOGY - 8.43%
    88,000    Applied Materials, Inc.*.....         1,951,840
    40,000    Cisco Systems, Inc.*.........           631,200
    31,250    Molex, Inc. .................         1,179,688
    35,000    Novellus Systems, Inc.*......         1,486,800
                                                  -----------
                                                    5,249,528
                                                  -----------
              TOTAL COMMON STOCKS..........        35,843,978
                                                  -----------
              (Cost $23,489,428)

                                        CREDIT
  PAR VALUE                            RATINGS+
  ---------                            --------
 CORPORATE OBLIGATIONS - 22.26%
              BANKING - 5.29%
$  500,000    Abbey National Plc,
              Subordinated Notes, EMTN
              6.690%, 10/17/05.......    Aa3/AA-      526,782
   600,000    Bank One Corp.,
              Subordinated Notes
              5.900%, 11/15/11.......    A1/A-        596,421


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                        CREDIT
  PAR VALUE                            RATINGS+      VALUE
  ---------                            --------      -----
              BANKING (CONTINUED)
$1,000,000    Deutsche Ausgleichsbank
              6.500%, 09/15/04.......    AAA       $1,063,664
   600,000    Wachovia Corp.,
              4.950%, 11/01/06.......    A1/A         603,253
   500,000    Wells Fargo & Co.,
              Senior Notes
              5.125%, 02/15/07.......    Aa2/A+       503,494
                                                   ----------
                                                    3,293,614
                                                  -----------
              BEVERAGES - 0.81%
   500,000    Anheuser-Busch Cos., Inc.,
              Debentures
              7.000%, 12/01/25.......    A1/A+        506,581
                                                  -----------
              FINANCIAL SERVICES - 7.04%
   750,000    AIG SunAmerica
              Global Financing VI
              6.300%, 05/10/11 (A)...    Aaa/AAA      764,151
   700,000    CIT Group, Inc.
              7.500%, 11/14/03.......    A2/A-        697,825
   500,000    General Electric Capital Corp.,
              Series A, MTN
              6.125%, 02/22/11.......    Aaa/AAA      504,073
   650,000    General Motors
              Acceptance Corp.
              6.125%, 09/15/06.......    A2/BBB+      665,505
   400,000    General Motors
              Acceptance Corp., MTN
              3.430%, 10/16/03 (B)...    A2/BBB+      402,380
   600,000    Household Finance Corp.,
              5.750%, 01/30/07.......    A2/A         597,706
   750,000    KfW International
              Finance, Inc.,
              Series DTC
              4.750%, 01/24/07.......    Aaa/AAA      750,401
                                                  -----------
                                                    4,382,041
                                                  -----------
              INDUSTRIAL GOODS AND SERVICES - 0.69%
   450,000    Westvaco Corp., Debentures
              7.000%, 08/15/23.......    Baa2/BBB     429,898
                                                  -----------
              OIL AND GAS - 1.71%
   350,000    BP Canada Energy Co., Yankee
              7.950%, 10/01/22.......    Aa1/AA+      366,129
   500,000    Consolidated Natural Gas Co.
              7.250%, 10/01/04.......    A3/BBB+      528,241


              OIL AND GAS (CONTINUED)
$  167,000    Imperial Oil, Ltd.,
              Debenture, Yankee
              8.750%, 10/15/19.......    Aa1/AA   $   174,483
                                                  -----------
                                                    1,068,853
                                                  -----------
              RETAIL - 1.29%
   800,000    Wal-Mart Stores, Inc.,
              Senior Notes
              3.250%, 09/29/03.......    Aa2/AA       802,198
                                                  -----------
              TELECOMMUNICATIONS - 0.54%
   350,000    Verizon New Jersey, Inc.,
              Debentures
              5.875%, 01/17/12.......    Aa2/A+       337,096
                                                  -----------
              TRANSPORTATION - 0.49%
   300,000    Norfolk Southern Railway,
              Equipment Trust
              5.950%, 04/01/07.......    Aa3/A        303,265
                                                  -----------
              UTILITIES - 4.40%
   750,000    Consumers Energy Co.,
              First Mortgage
              2.880%, 11/15/02 (B)...    Baa3/BBB+    749,989
   525,000    MidAmerican Energy
              Holdings Co.
              6.750%, 12/30/31.......    A3/A-        488,066
   800,000    Monongahela Power Co.
              5.000%, 10/01/06.......    A1/A         787,127
   747,875    New Valley Generation II,
              Series 2001
              5.572%, 05/01/20.......    Aaa/AAA      714,819
                                                  -----------
                                                    2,740,001
                                                  -----------
              TOTAL CORPORATE OBLIGATIONS..        13,863,547
                                                  -----------
              (Cost $13,822,858)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.94%
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 2.85%
   100,000    7.000%, 03/15/10.......    Aaa/AAA      110,211
   608,828    Gold Pool #E00616
              6.000%, 01/01/14.......    Aaa/AAA      626,522
 1,000,000    Series 2323, Class Pl, CMO
              6.500%, 07/31/31.......    Aaa/AAA    1,037,361
                                                  -----------
                                                    1,774,094
                                                  -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                        CREDIT
  PAR VALUE                            RATINGS+      VALUE
  ---------                            --------      -----
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 4.29%
 $     206    Series 1993-251, Class VB, CMO
              6.500%, 08/25/04.......    Aaa/AAA    $     213
   500,000    5.250%, 06/15/06.......    Aaa/AAA      514,959
   748,813    Pool # 384875
              5.790%, 03/01/09.......    Aaa/AAA      767,945
   599,162    Pool # 384899
              6.110%, 03/01/12.......    Aaa/AAA      615,452
   517,095    Pool # 535151
              7.500%, 02/01/15.......    Aaa/AAA      547,959
   214,409    Series 2000-1, Class A,
              CMO
              7.000%, 04/18/28.......    Aaa/AAA      223,746
                                                  -----------
                                                    2,670,274
                                                  -----------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 1.04%
   331,291    Pool #485907
              6.500%, 04/15/31.......    Aaa/AAA      337,213
   307,629    Pool #554752
              6.500%, 04/15/31.......    Aaa/AAA      313,128
                                                  -----------
                                                      650,341
                                                  -----------
              U.S. TREASURY NOTES - 1.76%
   600,000    2.750%, 09/30/03.......    Aaa/AAA      601,031
   500,000    4.875%, 02/15/12.......    Aaa/AAA      493,594
                                                  -----------
                                                    1,094,625
                                                  -----------
              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS.......         6,189,334
                                                  -----------
              (Cost $6,032,916)

 ASSET-BACKED SECURITIES - 7.34%
   650,000    ANRC Auto Owner Trust,
              Series 2001-A, Class A4
              4.320%, 06/16/08.......    Aaa/AAA      656,632
   434,497    Citicorp Mortgage
              Securities, Inc.,
              Series 2001-10,
              Class 1A1, CMO
              6.500%, 07/25/31.......    AAA          443,361
   650,000    DVI Receivables Corp.,
              Series 2001-1, Class A3
              5.137%, 11/11/04.......    Aaa          665,301
   500,000    MBNA Credit Card Master
              Note Trust,
              Series 2002-A1, Class A1
              4.950%, 06/15/09.......    Aaa/AAA      504,179

 ASSET-BACKED SECURITIES (CONTINUED)
$  500,000    MBNA Master Credit Card Trust,
              Series 1999-G, Class A
              6.350%, 12/15/06.......    Aaa/AAA    $ 526,846
   750,000    Morgan Stanley Dean Witter
              Capital, Series 2001-IQA,
              Class A2
              5.330%, 12/18/32.......    Aaa          751,940
   500,000    PSE&G Transition Funding LLC,
              Series 2001-1, Class A3
              5.980%, 06/15/08.......    Aaa/AAA      524,650
   500,000    Reliant Energy Transition
              Bond Co.,
              Series 2001-1, Class A3
              5.160%, 09/15/11.......    Aaa/AAA      493,488
                                                  -----------
              TOTAL ASSET-BACKED SECURITIES         4,566,397
                                                  -----------
              (Cost $4,493,500)
    SHARES
    ------

 CASH EQUIVALENTS - 2.61%
 1,626,888    Bank of New York
              Cash Reserve Fund............         1,626,888
                                                  -----------
              TOTAL CASH EQUIVALENTS.......         1,626,888
                                                  -----------
              (Cost $1,626,888)
              TOTAL INVESTMENTS - 99.71% ..        62,090,144
                                                  -----------
              (Cost $49,465,590)

              OTHER ASSETS
              NET OF LIABILITIES - 0.29% ..           181,694
                                                  -----------
              NET ASSETS - 100.00% ........       $62,271,838
                                                  ===========

*     Non-income producing security.
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2002, this security amounted to $764,151 or 1.23% of net assets.
(B) Variable rate security. Interest rate presented represents the rate currently in effect.
CMO   Collateralized Mortgage Obligation
EMTN  Euro Medium Term Note
MTN   Medium Term Note
+     See page 14 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                        CREDIT
  PAR VALUE                            RATINGS+      VALUE
  ---------                            --------      -----
 CORPORATE OBLIGATIONS - 91.92%
              AEROSPACE - 1.02%
  $ 50,000    Alliant Techsystems, Inc.
              8.500%, 05/15/11.......    B2/B     $    53,250
                                                  -----------
              AUTO MANUFACTURING/PARTS - 6.94%
    50,000    Asbury Automotive Group,
              Senior Subordinated Notes
              9.000%, 06/15/12 (A)...    B3/B          50,000
    50,000    AutoNation, Inc.,
              Senior Notes
              9.000%, 08/01/08.......    Ba2/BB+       52,500
    50,000    Dana Corp., Senior Notes
              10.125%, 03/15/10 (A)..    Ba3/BB        52,625
    50,000    Dura Operating Corp., Series D,
              Senior Subordinated Notes
              9.000%, 05/01/09.......    B2/B          50,375
    50,000    Navistar International Corp.,
              Series B
              9.375%, 06/01/06.......    Ba1/BB+       52,375
    50,000    Sonic Automotive, Inc.,
              Senior Subordinated Notes,
              Series D
              11.000%, 08/01/08......    B2/B+         53,250
    50,000    United Auto Group, Inc.,
              Senior Subordinated Notes
              9.625%, 03/15/12 (A)...    B3/B          52,750
                                                  -----------
                                                      363,875
                                                  -----------
              BROADCASTING - 0.98%
    50,000    Corus Entertainment, Inc.,
              Senior Subordinated Notes
              8.750%, 03/01/12 (A)...    B1/B+         51,562
                                                  -----------
              BUILDING PRODUCTS - 1.03%
    50,000    Interface, Inc., Senior Notes
              10.375%, 02/01/10 (A)..    B2/BB         54,062
                                                  -----------
              CABLE - 9.27%
   100,000    Adelphia Communications Corp.,
              Senior Notes
              10.250%, 06/15/11......    Caa2/C        68,213
   200,000    Charter Communications
              Holdings LLC, Senior Discount
              Notes, Step Coupon
              10.796%, 04/01/11 (B)..    B2/B+        134,000

CABLE (CONTINUED)
  $100,000    CSC Holdings, Inc.,
              Series M, PIK
              11.125%, 04/01/08......    B1/B+    $    88,074
   100,000    Mediacom LLC, Senior Notes
              9.500%, 01/15/13.......    B2/B+         97,250
   100,000    Rogers Communications, Inc.,
              Yankee, Senior Notes
              8.875%, 07/15/07.......    Ba1/BB-       98,250
                                                  -----------
                                                      485,787
                                                  -----------
              CAPITAL GOODS - 4.04%
    50,000    AGCO Corp.,
              Senior Subordinated Notes
              8.500%, 03/15/06.......    B1/BB-        50,375
    50,000    TriMas Corp.,
              Senior Subordinated Notes
              9.875%, 06/15/12 (A)...    B3/B          51,000
   100,000    United Rentals (North
              America), Inc., Series B
              10.750%, 04/15/08......    B1/BB        110,250
                                                  -----------
                                                      211,625
                                                  -----------
              CHEMICALS - 3.81%
    50,000    IMC Global, Inc.,
              Senior Notes, Series B
              11.250%, 06/01/11......    Ba1/BB        55,125
   100,000    Lyondell Chemical Co.,
              Senior Subordinated Notes
              10.875%, 05/01/09......    B2/B+         93,000
    50,000    Millenium America, Inc.
              9.250%, 06/15/08.......    Ba1/BBB-      51,750
                                                  -----------
                                                      199,875
                                                  -----------
              CONTAINERS - 1.91%
    50,000    Applied Extrusion
              Technologies, Inc., Series B
              10.750%, 07/01/11......    B2/B          48,250
    50,000    Owens-Brockway
              Glass Container, Inc.
              8.875%, 02/15/09 (A)...    B2/BB         51,750
                                                  -----------
                                                      100,000
                                                  -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                        CREDIT
  PAR VALUE                            RATINGS+      VALUE
  ---------                            --------      -----
              ENERGY - 8.70%
  $100,000    BRL Universal Equipment,
              Senior Notes
              8.875%, 02/15/08.......    Ba3/BB   $   103,000
    50,000    Chesapeake Energy Corp.
              8.375%, 11/01/08.......    B1/B+         50,250
    50,000    El Paso Energy Partners,
              Senior Subordinated Notes
              8.500%, 06/01/11 (A)...    B1/BB-        50,750
    50,000    Hanover Equipment Trust,
              Senior Subordinated Notes
              2001 A, 8.500%,
              09/01/08 (A) ..........    Ba3/BB        49,250
    50,000    Hanover Equipment Trust,
              Senior Subordinated Notes
              2001 B, 8.750%,
              09/01/11 (A) ...........   Ba3/BB        49,000
    50,000    Key Energy Services, Inc.,
              Senior Notes, Series B
              8.375%, 03/01/08.......    Ba3/BB-       51,625
    50,000    Petroleum Helicopters, Inc..
              Senior Notes
              9.375%, 05/01/09
              (A) ...................    B1/BB-        52,000
    50,000    Trico Marine Services,
              Senior Notes
              8.875%, 05/15/12 (A)...    B2/B          50,375
                                                  -----------
                                                      456,250
                                                  -----------
              ENVIRONMENTAL SERVICES - 1.93%
   100,000    Allied Waste North America, Senior
              Subordinated Notes, Series B
              10.000%, 08/01/09......    B2/B+        101,000
                                                  -----------
              GAMING - 7.99%
    50,000    Ameristar Casinos, Inc.
              10.750%, 02/15/09......    B3/B-         55,000
   100,000    Harrahs Operating Co., Inc.,
              Senior Subordinated Notes
              7.875%, 12/15/05.......    Ba1/BB+      103,000
    50,000    Mandalay Resort Group,
              Senior Subordinated Notes
              9.250%, 12/01/05.......    Ba3/BB-       52,188
   100,000    MGM Mirage, Inc.,
              Senior Subordinated Notes
              9.750%, 06/01/07.......    Ba2/BB+      107,625
   100,000    Park Place Entertainment Corp.,
              Senior Subordinated Notes
              7.875%, 12/15/05.......    Ba2/BB+      100,750
                                                  -----------
                                                      418,563
                                                  -----------
              HEALTHCARE AND SUPPLIES - 7.14%
  $ 50,000    Biovail Corp., Senior
              Subordinated Notes, Yankee
              7.875%, 04/01/10.......    B2/BB-   $    49,812
   100,000    HCA - The Healthcare Co.
              8.750%, 09/01/10.......    Ba1/BBB-     112,466
    50,000    HEALTHSOUTH Corp.,
              Senior Subordinated Notes
              10.750%, 10/01/08......    Ba2/BB+       55,438
    50,000    Rotech Healthcare, Inc.,
              Senior Subordinated Notes
              9.500%, 04/01/12 (A)...    B2/B+         52,000
    50,000    Stewart Enterprises, Inc.,
              Senior Subordinated Notes
              10.750%, 07/01/08......    B2/B+         55,500
    50,000    US Oncology, Inc.,
              Senior Subordinated Notes
              9.625%, 02/01/12 (A)...    B2/B+         49,000
                                                  -----------
                                                      374,216
                                                  -----------
              HOME BUILDERS - 5.07%
    50,000    Beazer Homes USA, Senior Notes
              8.375%, 04/15/12 (A)...    Ba2/BB        51,875
   100,000    DR Horton, Inc.,
              Senior Subordinated Notes
              9.375%, 03/15/11.......    Ba2/B+       104,000
    50,000    Lennar Corp.,
              Senior Notes, Series B
              9.950%, 05/01/10.......    Ba1/BB+       56,125
    50,000    WCI Communities, Inc.,
              Senior Subordinated Notes
              10.625%, 02/15/11......    B1/B          53,750
                                                  -----------
                                                      265,750
                                                  -----------
              LEISURE - 3.86%
   100,000    Bally Total Fitness
              Holding Corp., Series D,
              Senior Subordinated Notes
              9.875%, 10/15/07.......    B2/B-        101,750
    50,000    Six Flags, Inc., Senior
              Discount Notes, Step Coupon
              10.540%, 04/01/08 (B)..    B3/B          49,313
    50,000    Vail Resorts, Inc.,
              Senior Subordinated Notes
              8.750%, 05/15/09.......    B2/B          51,000
                                                  -----------
                                                      202,063
                                                  -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                        CREDIT
  PAR VALUE                            RATINGS+      VALUE
  ---------                            --------      -----
              LODGING - 5.66%
  $100,000    Felcor Suites LP, REIT
              7.375%, 10/01/04.......    Ba3/BB-  $    98,250
   150,000    HMH Properties, Inc.,
              Senior Notes, Series A
              7.875%, 08/01/05.......    Ba3/BB-      147,750
    50,000    MeriStar Hospitality
              Corp., REIT
              9.000%, 01/15/08.......    B1/B+         50,500
                                                  -----------
                                                      296,500
                                                  -----------
              OTHER SERVICES - 1.98%
    50,000    Avis Group Holdings, Inc.,
              Senior Subordinated Notes
              11.000%, 05/01/09......    Baa3/BBB-     55,500
    50,000    Integrated Electric
              Services, Inc., Series B
              9.375%, 02/01/09.......    B2/B+         48,500
                                                  -----------
                                                      104,000
                                                  -----------
              PAPER FOREST PRODUCTS - 4.04%
    50,000    Ainsworth Lumber, Yankee,
              Senior Notes
              12.500%, 07/15/07......    B3/B-         54,125
    50,000    Packaging Corp. of America,
              Senior Subordinated Notes
              9.625%, 04/01/09.......    Ba2/BB+       54,125
    50,000    Riverwood International Co.,
              Senior Notes
              10.625%, 08/01/07......    B3/CCC+       52,875
    50,000    Tembec Industries, Inc.,
              Senior Notes
              8.500%, 02/01/11.......    Ba1/BB+       50,875
                                                  -----------
                                                      212,000
                                                  -----------
              RETAIL FOOD - 0.97%
    50,000    Ingles Markets, Inc.,
              Senior Subordinated Notes
              8.875%, 12/01/11.......    Ba3/B+        51,000
                                                  -----------
              SATELLITE - 1.94%
   100,000    Echostar DBS Corp.,
              Senior Notes
              9.375%, 02/01/09.......    B1/B+        101,500
                                                  -----------

              TECHNOLOGY - 4.88%
  $100,000    Flextronics International Ltd.,
              Yankee, Senior
              Subordinated Notes
              9.875%, 07/01/10.......    Ba2/BB   $   108,250
    50,000    Unisys Corp., Senior Notes
              8.125%, 06/01/06.......    Ba1/BB+       50,875
    50,000    Unisys Corp., Senior Notes
              7.875%, 04/01/08.......    Ba1/BB+       50,250
    50,000    Xerox Corp., Senior Notes
              9.750%, 01/15/09 (A)...    B1/BB         46,188
                                                  -----------
                                                      255,563
                                                  -----------
              TOWERS (COMMUNICATION) - 0.77%
    50,000    Crown Castle International Corp.,
              Senior Notes
              9.375%, 08/01/11.......    B3/B          40,250
                                                  -----------
              UTILITIES - 4.21%
    50,000    AES Corp., Senior Notes
              9.500%, 06/01/09.......    Ba1/BB-       39,500
   100,000    Calpine Canada Energy
              Finance ULC, Senior Notes
              8.500%, 05/01/08.......    B1/B+         82,000
    50,000    CMS Energy Corp.,
              Senior Notes
              8.900%, 07/15/08.......    Ba3/BB        48,500
    50,000    Western Resources, Inc.,
              First Mortgage
              7.875%, 05/01/07 (A)...    Ba1/BBB-      50,690
                                                  -----------
                                                      220,690
                                                  -----------
              WIRELESS COMMUNICATIONS - 3.78%
   200,000    Nextel Communications, Inc.,
              Senior Discount Notes,
              Step Coupon
              14.085%, 02/15/08 (B)..    B3/B         120,000
    32,000    TeleCorp PCS, Inc.,
              Senior Subordinated Notes
              10.625%, 07/15/10......    Baa2/BBB      34,880
    50,000    Triton PCS, Inc.,
              Senior Subordinated Notes
              8.750%, 11/15/11.......    B2/B-         43,500
                                                  -----------
                                                      198,380
                                                  -----------
              TOTAL CORPORATE OBLIGATIONS..         4,817,761
                                                  -----------
              (Cost $4,893,680)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                           VALUE
    ------                                           -----
 CASH EQUIVALENTS - 7.66%
   401,601    Bank of New York
              Cash Reserve Fund............       $   401,601
                                                  -----------
              TOTAL CASH EQUIVALENTS.......           401,601
                                                  -----------
              (Cost $401,601)

              TOTAL INVESTMENTS - 99.58% ..         5,219,362
                                                  -----------
              (Cost $5,295,281)

              OTHER ASSETS
              NET OF LIABILITIES - 0.42% ..            22,224
                                                  -----------
              NET ASSETS - 100.00% ........       $ 5,241,586
                                                  ===========

(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2002, these securities amounted to $864,877 or 16.50% of net assets.
(B)    Interest rate presented represents annualized yield at time of purchase.
PIK    Payment in Kind
REIT   Real Estate Investment Trust
+      See page 14 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                        CREDIT
  PAR VALUE                            RATINGS+      VALUE
  ---------                            --------      -----
 CORPORATE OBLIGATIONS - 46.83%
              BANKING - 13.08%
$  600,000    Abbey National Plc,
              Subordinated Notes, EMTN
              6.690%, 10/17/05.......    Aa3/AA-  $   632,139
   600,000    Bank One Corp.,
              Subordinated Notes
              5.900%, 11/15/11.......    A1/A-        596,420
   500,000    Bank One NA
              2.070%, 09/17/03 (B)...    Aa2/A+       500,102
   400,000    Regions Financial Corp.,
              Subordinated Notes
              7.000%, 03/01/11.......    A2/A-        424,932
   600,000    Wachovia Corp.,
              4.950%, 11/01/06.......    A1/A         603,253
   500,000    Wells Fargo & Co.,
              Senior Notes
              5.125%, 02/15/07.......    Aa2/A+       503,494
                                                  -----------
                                                    3,260,340
                                                  -----------
              BEVERAGES - 2.03%
   500,000    Anheuser-Busch Cos., Inc.,
              Debentures
              7.000%, 12/01/25.......    A1/A+        506,581
                                                  ------------
              FINANCIAL SERVICES - 15.98%
   750,000    AIG SunAmerica
              Global Financing VI
              6.300%, 05/10/11 (A)...    Aaa/AAA      764,151
   300,000    CITGroup, Inc.
              7.500%, 11/14/03.......    A2/A-        299,068
   500,000    General Electric Capital
              Corp., Series A, MTN
              6.125%, 02/22/11.......    Aaa/AAA      504,073
   650,000    General Motors
              Acceptance Corp.
              6.125%, 09/15/06.......    A2/BBB+      665,504
   400,000    General Motors
              Acceptance Corp., MTN
              3.430%, 10/16/03 (B)...    A2/BBB+      402,380
   600,000    Household Finance Corp.,
              5.750%, 01/30/07.......    A2/A         597,706
   750,000    KfW International Finance,
              Inc., Series DTC
              4.750%, 01/24/07.......    Aaa/AAA      750,401
                                                  -----------
                                                    3,983,283
                                                  -----------
              INDUSTRIAL GOODS AND SERVICES - 1.73%
$  450,000    Westvaco Corp., Debentures
              7.000%, 08/15/23.......    Baa2/BBB $   429,899
                                                  -----------
              OIL AND GAS - 2.12%
   500,000    Consolidated Natural Gas Co.
              7.250%, 10/01/04.......    A3/BBB+      528,241
                                                  -----------
              RETAIL - 2.01%
   500,000    Wal-Mart Stores, Inc.,
              Senior Notes
              3.250%, 09/29/03.......    Aa2/AA       501,374
                                                  -----------
              TELECOMMUNICATIONS - 2.32%
   600,000    Verizon New Jersey, Inc.,
              Debentures
              5.875%, 01/17/12.......    Aa2/A+       577,878
                                                  -----------
              UTILITIES - 7.56%
   750,000    Consumers Energy Co.,
              First Mortgage
              2.880%, 11/15/02 (B)...    Baa3/BBB+    749,989
   450,000    MidAmerican Energy
              Holdings Co.
              6.750%, 12/30/31.......    A3/A-        418,342
   747,875    New Valley Generation II,
              Series 2001
              5.572%, 05/01/20.......    Aaa/AAA      714,819
                                                  -----------
                                                    1,883,150
                                                  -----------
              TOTAL CORPORATE OBLIGATIONS..        11,670,746
                                                  -----------
              (Cost $11,708,944)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.73%
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 9.19%
 1,217,656    Gold Pool #E00616
              6.000%, 01/01/14.......    Aaa/AAA    1,253,044
 1,000,000    Series 2323, Class Pl, CMO
              6.500%, 09/15/25.......    Aaa/AAA    1,037,361
                                                  -----------
                                                    2,290,405
                                                  -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                        CREDIT
  PAR VALUE                            RATINGS+      VALUE
  ---------                            --------      -----
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 10.62%
$  900,000    5.250%, 06/15/06.......    Aaa/AAA  $   926,926
   748,813    Pool # 384875
              5.790%, 03/01/09.......    Aaa/AAA      767,945
   599,162    Pool # 384899
              6.110%, 03/01/12.......    Aaa/AAA      615,452
   321,614    Series 2000-1, Class A, CMO
              7.000%, 04/18/28.......    Aaa/AAA      335,619
                                                  -----------
                                                    2,645,942
                                                  -----------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 1.26%
   309,766    Pool #549143
              6.500%, 03/15/31.......    Aaa/AAA      315,303
                                                  -----------
              U.S. TREASURY NOTES - 13.66%
 1,900,000    3.250%, 12/31/03.......    Aaa/AAA    1,910,910
 1,000,000    3.000%, 02/29/04.......    Aaa/AAA      999,844
   500,000    4.875%, 02/15/12.......    Aaa/AAA      493,594
                                                  -----------
                                                    3,404,348
                                                  -----------
              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS.......         8,655,998
                                                  -----------
              (Cost $8,501,640)

 ASSET-BACKED SECURITIES - 15.61%
   650,000    ANRC Auto Owner Trust,
              Series 2001-A, Class A4
              4.320%, 06/16/08.......    Aaa/AAA      656,632
   434,497    Citicorp Mortgage
              Securities, Inc.,
              Series 2001-10,
              Class 1A1, CMO
              6.500%, 07/25/31.......    AAA          443,361
   650,000    DVI Receivables Corp.,
              Series 2001-1, Class A3
              5.137%, 11/11/04.......    Aaa          665,300
   500,000    MBNA Credit Card
              Master Note Trust,
              Series 2002-A1, Class A1
              4.950%, 06/15/09.......    Aaa/AAA      504,179
   600,000    Morgan Stanley Dean Witter
              Capital, Series 2001-IQA,
              Class A2
              5.330%, 12/18/32.......    Aaa          601,552


 ASSET-BACKED SECURITIES (CONTINUED)
$  500,000    PSE&G Transition Funding LLC,
              Series 2001-1, Class A3
              5.980%, 06/15/08.......    Aaa/AAA  $   524,650
   500,000    Reliant Energy
              Transition Bond Co.,
              Series 2001-1, Class A3
              5.160%, 09/15/11.......    Aaa/AAA      493,488
                                                  -----------
              TOTAL ASSET-BACKED SECURITIES         3,889,162
                                                  -----------
              (Cost $3,842,944)

    SHARES
    ------

 CASH EQUIVALENTS - 1.59%
   397,114    Bank of New York
              Cash Reserve Fund............           397,114
                                                  -----------
              TOTAL CASH EQUIVALENTS.......           397,114
                                                  -----------
              (Cost $397,114)

              TOTAL INVESTMENTS - 98.76% ..        24,613,020
                                                  -----------
              (Cost $24,450,642)

              OTHER ASSETS
              NET OF LIABILITIES - 1.24% ..           307,910
                                                  -----------
              NET ASSETS - 100.00% ........       $24,920,930
                                                  ===========

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2002, this security amounted to $764,151 or 3.07% of net assets.
(B) Variable rate security. Interest rate presented represents the rate currently in effect.
CMO   Collateralized Mortgage Obligations
EMTN  Euro Medium Term Note
MTN   Medium Term Note
+     See page 14 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                              CREDIT RATING SUMMARY

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC.

MOODY'S   STANDARD & POOR'S
-------   -----------------
  Aaa          AAA            Instrument judged to be of the highest quality and
                                carrying the smallest amount of investment risk.
  Aa           AA             Instrument judged to be of high quality by all
                                standards.
  A            A              Instrument judged to be adequate by all standards.
  Baa          BBB            Instrument judged to be of modest quality by all
                                standards.
  Ba           BB             Instrument judged to have speculative elements.
  B            B              Instrument judged to lack characteristics of the
                                desirable investment.
  Caa          CCC            Instrument judged to be in poor standing.
  Ca           CC             Instrument judged to be speculative in a high
                                degree.
  C            C              Instrument judged to have extremely poor prospects
                                of ever attaining any real investment standing.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of Aaa/AAA.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       THIS PAGE LEFT INTENTIONALLY BLANK

WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 GROWTH        GROWTH AND      HIGH YIELD       INCOME
                                                                  FUND         INCOME FUND        FUND           FUND
                                                                 -------       -----------      ---------       ------

ASSETS:
Investments:
   Investments at cost.....................................   $137,526,563     $49,465,590     $5,295,281     $24,450,642
   Net unrealized appreciation (depreciation)..............     27,254,749      12,624,554       (75,919)         162,378
                                                              ------------     -----------     ----------     -----------
   Total investments at value..............................    164,781,312      62,090,144      5,219,362      24,613,020
                                                              ------------     -----------     ----------     -----------
Receivables:
   Investments sold........................................             --              --         54,129              --
   Fund shares sold........................................      5,656,270           4,754             --          87,758
   Dividends and interest..................................         83,051         253,403        112,878         242,681
   From Investment Advisor.................................             --              --         10,992              --
Other assets...............................................         28,324           7,597          3,873           6,100
                                                              ------------     -----------     ----------     -----------
   Total Assets............................................    170,548,957      62,355,898      5,401,234      24,949,559
                                                              ------------     -----------     ----------     -----------
LIABILITIES:
Payables:
   Dividends payable.......................................             --              --          1,526              --
   Investments purchased...................................        832,780              --        149,205              --
   Fund shares repurchased.................................        255,096           9,175             --             954
   Advisory fees...........................................         77,488          25,672             --           5,114
   Administration fees.....................................         24,731          11,898          4,626           6,825
   Co-Administration fees..................................          4,252           1,611             --             631
   Transfer Agent fees.....................................          8,104           4,107          1,869           2,623
   Trustees fees...........................................         12,024           4,557            377           1,785
   Distribution fees.......................................         22,676           5,372          2,045             843
Accrued expenses and other payables........................         56,002          21,668             --           9,854
                                                              ------------     -----------     ----------     -----------
   Total Liabilities.......................................      1,293,153          84,060        159,648          28,629
                                                              ------------     -----------     ----------     -----------
NET ASSETS.................................................   $169,255,804     $62,271,838     $5,241,586     $24,920,930
                                                              ============     ===========     ==========     ===========
NET ASSETS CONSIST OF:
Paid-in capital............................................   $143,617,357     $49,876,449     $5,640,186     $25,907,929
Accumulated undistributed (distribution in excess of)
   net investment income...................................      (621,497)         110,559        (9,752)          11,227
Accumulated net realized loss on investments sold..........      (994,805)       (339,724)      (312,929)     (1,160,604)
Net unrealized appreciation (depreciation) on investments..     27,254,749      12,624,554       (75,919)         162,378
                                                              ------------     -----------     ----------     -----------
TOTAL NET ASSETS...........................................   $169,255,804     $62,271,838     $5,241,586     $24,920,930
                                                              ============     ===========     ==========     ===========

   Shares of beneficial interest outstanding...............     11,009,203       4,886,222        713,910       2,535,908
                                                              ============     ===========     ==========     ===========

   Net asset value, offering and
     redemption price per share
     (Net Assets/Shares Outstanding).......................         $15.37          $12.74          $7.34           $9.83
                                                              ============     ===========     ==========     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 GROWTH        GROWTH AND      HIGH YIELD       INCOME
                                                                  FUND         INCOME FUND        FUND           FUND
                                                                --------       -----------     ----------       -------

INVESTMENT INCOME:
   Interest................................................   $     52,439     $   762,876     $  203,943     $   671,955
   Dividends...............................................        397,617         120,956             --              --
                                                              ------------     -----------     ----------     -----------
   Total investment income.................................        450,056         883,832        203,943         671,955
                                                              ------------     -----------     ----------     -----------
EXPENSES:
   Advisory................................................        684,901         281,115         18,708          82,117
   Administration..........................................        140,268          70,311         22,819          39,102
   Co-Administration.......................................         24,170           9,922            753           3,790
   Custody.................................................         14,400           8,865          4,044           6,671
   Transfer agent..........................................         38,625          23,629          9,172          16,520
   Professional fees.......................................         58,228          23,399          1,786           8,802
   Registration and filing fees............................         13,241          14,655          9,382           8,638
   Printing................................................         29,942          14,986            931           4,653
   Trustees................................................         37,236          14,697          1,138           5,529
   Distribution fees.......................................        131,147          38,249          6,235           5,831
   Miscellaneous...........................................         23,262           9,956            454           5,404
                                                              ------------     -----------     ----------     -----------
   Total expenses before waivers and/or reimbursement......      1,195,420         509,784         75,422         187,057
   Less expenses waived and/or reimbursed..................       (123,867)        (50,079)       (51,724)       (25,348)
                                                              ------------     -----------     ----------     -----------
   Net expenses............................................      1,071,553         459,705         23,698         161,709
                                                              ------------     -----------     ----------     -----------
NET INVESTMENT INCOME (LOSS)...............................       (621,497)        424,127        180,245         510,246
                                                              ------------     -----------     ----------     -----------

 NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Net realized loss on investment transactions............             --        (336,553)     (201,512)       (211,143)
   Net change in unrealized
     appreciation (depreciation) on investments............    (16,849,404)     (3,180,249)        20,241       (172,238)
                                                              ------------     -----------     ----------     -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS..........................................    (16,849,404)     (3,516,802)     (181,271)       (383,381)
                                                              ------------     -----------     ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...............................   $(17,470,901)    $(3,092,675)    $  (1,026)     $   126,865
                                                              ============     ===========     ----------     -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          GROWTH FUND
                                             -----------------------------------
                                             SIX MONTHS ENDED       YEAR ENDED
                                               MAY 31, 2002        NOVEMBER 30,
                                                (UNAUDITED)            2001
                                             ----------------      -------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss)..........       $  (621,497)        $  (739,094)
   Net realized gain (loss) on
    investment transactions..............                 --           (909,219)
   Net change in unrealized appreciation
    (depreciation) on investments........       (16,849,404)        (11,074,108)
                                                ------------        ------------
Net increase (decrease) in net assets
 resulting from operations...............       (17,470,901)        (12,722,421)
                                                ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income............                 --                  --
   In excess of net investment income....                 --                  --
   From realized gains on investments....                 --         (3,836,839)
                                                ------------        ------------
Total Distributions......................                 --         (3,836,839)
                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued...........         65,667,661          62,239,195
   Dividends reinvested..................                 --           3,812,120
   Cost of shares redeemed...............       (25,012,499)        (31,920,559)
                                                ------------        ------------
Change in net assets from capital
 share transactions......................         40,655,162          34,130,756
                                                ------------        ------------
Net change in net assets.................         23,184,261          17,571,496
NET ASSETS:
   Beginning of period...................        146,071,543         128,500,047
                                                ------------        ------------
   End of period (including line A)......       $169,255,804        $146,071,543
                                                ============        ============

(A) Undistributed (distributions in
 excess of) net investment income........       $  (621,497)        $         --
                                                ============        ============
--------------------------------------------------------------------------
(a) Whitehall High Yield Fund commenced investment operations on April 2, 2001.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                   GROWTH AND INCOME FUND
                                             -----------------------------------
                                             SIX MONTHS ENDED       YEAR ENDED
                                               MAY 31, 2002        NOVEMBER 30,
INVESTMENT ACTIVITIES:                          (UNAUDITED)            2001
Operations:                                  ----------------      -------------
   Net investment income (loss)..........       $    424,127         $ 1,233,303
   Net realized gain (loss) on
    investment transactions..............          (336,553)           1,176,512
   Net change in unrealized appreciation
    (depreciation) on investments........        (3,180,249)         (1,943,361)
                                                ------------         -----------
Net increase (decrease) in net assets
 resulting from operations...............        (3,092,675)             466,454
                                                ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income............          (537,760)         (1,216,249)
   In excess of net investment income....                 --                  --
   From realized gains on investments....        (1,182,136)           (382,856)
                                                ------------         -----------
Total Distributions......................        (1,719,896)         (1,599,105)
                                                ------------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued...........         11,165,758          10,191,167
   Dividends reinvested..................          1,718,411           1,596,931
   Cost of shares redeemed...............       (12,785,160)         (9,499,108)
                                                ------------         -----------
Change in net assets from capital
 share transactions......................             99,009           2,288,990
                                                ------------         -----------
Net change in net assets.................        (4,713,562)           1,156,339
NET ASSETS:
   Beginning of period...................         66,985,400          65,829,061
                                                ------------         -----------
   End of period (including line A)......       $ 62,271,838         $66,985,400
                                                ============         ===========
(A) Undistributed (distributions in
 excess of) net investment income........       $    110,559         $   224,192
                                                ============         ===========


                                                       HIGH YIELD FUND
                                             -----------------------------------
                                             SIX MONTHS ENDED       PERIOD ENDED
                                               MAY 31, 2002         NOVEMBER 30,
INVESTMENT ACTIVITIES:                          (UNAUDITED)            2001(a)
Operations:                                  ----------------      -------------
   Net investment income (loss)..........         $(180,245)          $(218,979)
   Net realized gain (loss) on
    investment transactions..............          (201,512)           (111,417)
   Net change in unrealized appreciation
    (depreciation) on investments........             20,241            (96,160)
                                                  ----------          ----------
Net increase (decrease) in net assets
 resulting from operations...............            (1,026)              11,402
                                                  ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income............          (180,245)           (218,979)
   In excess of net investment income....            (9,752)                  --
   From realized gains on investments....                 --                  --
                                                  ----------          ----------
Total Distributions......................          (189,997)           (218,979)
                                                  ----------          ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued...........            730,489           4,909,046
   Dividends reinvested..................            170,793             198,618
   Cost of shares redeemed...............           (41,978)           (326,782)
                                                  ----------          ----------
Change in net assets from capital
 share transactions......................            859,304           4,780,882
                                                  ----------          ----------
Net change in net assets.................            668,281           4,573,305
NET ASSETS:
   Beginning of period...................          4,573,305                  --
                                                  ----------          ----------
   End of period (including line A)......         $5,241,586          $4,573,305
                                                  ==========          ==========
(A) Undistributed (distributions in
 excess of) net investment income........         $  (9,752)          $       --
                                                  ==========          ==========


                                                          INCOME FUND
                                             -----------------------------------
                                             SIX MONTHS ENDED       YEAR ENDED
                                               MAY 31, 2002        NOVEMBER 30,
INVESTMENT ACTIVITIES:                          (UNAUDITED)            2001
Operations:                                  ----------------      -------------
   Net investment income (loss)..........        $ (510,246)        $  1,567,005
   Net realized gain (loss) on
    investment transactions..............          (211,143)             472,013
   Net change in unrealized appreciation
    (depreciation) on investments........          (172,238)             640,079
                                                 -----------        ------------
Net increase (decrease) in net assets
 resulting from operations...............            126,865           2,679,097
                                                 -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income............          (510,246)         (1,567,005)
   In excess of net investment income....                 --            (28,916)
   From realized gains on investments....                 --                  --
                                                 -----------        ------------
Total Distributions......................          (510,246)         (1,595,921)
                                                 -----------        ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued...........          3,522,702           3,854,130
   Dividends reinvested..................            508,940           1,513,974
   Cost of shares redeemed...............        (5,410,116)        (10,903,308)
                                                 -----------        ------------
Change in net assets from capital
 share transactions......................        (1,378,474)         (5,535,204)
                                                 -----------        ------------
Net change in net assets.................        (1,761,855)         (4,452,028)
NET ASSETS:
   Beginning of period...................         26,682,785          31,134,813
                                                 -----------        ------------
   End of period (including line A)......        $24,920,930        $ 26,682,785
                                                 ===========        ============
(A) Undistributed (distributions in
 excess of) net investment income........        $    11,227        $     11,227
                                                 ===========        ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       GROWTH FUND
                                    ------------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                            YEARS ENDED NOVEMBER 30,
                                      MAY 31, 2002       ---------------------------------------------------------------------------
                                       (UNAUDITED)         2001             2000          1999             1998              1997
                                    ----------------       ----             ----          ----             ----              ----
NET ASSET VALUE,
 Beginning of Period..............     $  17.07          $  19.24         $  20.97      $  16.51          $  16.67          $15.37
                                       --------          --------         --------      --------          --------        --------
 Income from Investment
 Operations:
   Net investment
     income (loss)................       (0.06)            (0.09)           (0.15)        (0.05)              0.07            0.35
   Net realized and unrealized
     gain (loss) on investment
     transactions.................        (1.64)            (1.50)             0.65          6.46              2.37            3.03
                                       --------          --------         --------      --------          --------        --------
   Total income (loss) from
     investment operations........       (1.70)            (1.59)             0.50          6.41              2.44            3.38
                                       --------          --------         --------      --------          --------        --------
 Less Dividends from:
   Net investment income..........           --                --               --            --            (0.05)          (0.31)
   In excess of net
     investment income............           --                --               --            --                --          (0.24)
   Realized gains.................           --            (0.58)           (2.23)        (1.95)            (2.55)          (1.53)
                                       --------          --------         --------      --------          --------        --------
   Total Distributions............           --            (0.58)           (2.23)        (1.95)            (2.60)          (2.08)
                                       --------          --------         --------      --------          --------        --------
 Net change in net asset
   value per share................       (1.70)            (2.17)           (1.73)          4.46            (0.16)            1.30
                                       --------          --------         --------      --------          --------        --------
 NET ASSET VALUE,
   End of Period..................     $  15.37          $  17.07         $  19.24      $  20.97          $  16.51        $  16.67
                                       ========          ========         ========      ========          ========        ========

 Total Return (a).................      (9.96)%(b)         (8.64)%            1.96%        44.49%            17.87%          24.68%
 Ratios/Supplemental Data:
 Net Assets at the end of
   period (in thousands)..........     $169,256          $146,072         $128,500      $131,496          $124,485        $105,386
 Ratios to average net assets:
   Expenses before waivers+.......        1.48%(c)           1.49%            1.26%         1.04%             1.04%           0.99%
   Expenses net of waivers........        1.33%(c)           1.33%            1.24%         0.93%             0.94%           0.89%
   Net investment
     income (loss) (net of waivers)     (0.77)%(c)         (0.55)%          (0.63)%       (0.23)%             0.32%           0.74%
 Portfolio Turnover Rate..........           0%(b)              1%               7%            6%               92%             44%

--------------------------------------------------------------------------
+ During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Not Annualized.
(c) Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      GROWTH AND INCOME FUND
                                    ------------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                            YEARS ENDED NOVEMBER 30,
                                      MAY 31, 2002       ---------------------------------------------------------------------------
                                       (UNAUDITED)         2001             2000          1999             1998              1997
                                    ----------------       ----             ----          ----             ----              ----
NET ASSET VALUE,
 Beginning of Period...............     $ 13.73          $ 13.97          $ 13.33       $ 12.90           $ 13.51          $ 12.76
                                        -------          -------          -------       -------           -------          -------
 Income from Investment
 Operations:
   Net investment income..........         0.09             0.26             0.24          0.26              0.38             0.50
   Net realized and unrealized
     gain (loss) on investment
     transactions.................       (0.73)           (0.16)             0.70          1.50              1.41             1.27
                                        -------          -------          -------       -------           -------          -------
   Total income (loss) from
     investment operations........       (0.64)             0.10             0.94          1.76              1.79             1.77
                                        -------          -------          -------       -------           -------          -------
 Less Dividends from:
   Net investment income..........       (0.11)           (0.26)           (0.26)        (0.20)            (0.38)           (0.50)
   Realized gains.................       (0.24)           (0.08)           (0.04)        (1.13)            (2.02)           (0.52)
                                        -------          -------          -------       -------           -------          -------
   Total Distributions............       (0.35)           (0.34)           (0.30)        (1.33)            (2.40)           (1.02)
                                        -------          -------          -------       -------           -------          -------
 Net change in net asset
   value per share................       (0.99)           (0.24)             0.64          0.43            (0.61)             0.75
                                        -------          -------          -------       -------           -------          -------
 NET ASSET VALUE,
   End of Period...................     $ 12.74          $ 13.73          $ 13.97       $ 13.33           $ 12.90          $ 13.51
                                        =======          =======          =======       =======           =======          =======

 Total Return (a).................       (4.75)%(b)         0.71%           6.93%        15.23%            15.98%           14.69%
 Ratios/Supplemental Data:
 Net Assets at the end of
   period (in thousands)..........      $62,272          $66,985          $65,829       $59,572           $66,262          $61,867
 Ratios to average net assets:
   Expenses before waivers+.......         1.54%(c)         1.49%            1.32%         1.11%             1.01%            1.07%
   Expenses net of waivers........         1.39%(c)         1.39%            1.31%         1.00%             0.91%            0.97%
   Net investment
     income (net of waivers)......         1.28%(c)         1.85%            1.61%         2.02%             2.95%            2.91%
 Portfolio Turnover Rate..........           24%(b)          150%              73%           42%               76%             138%

--------------------------------------------------------------------------
+ During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Not Annualized.
(c) Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                     HIGH YIELD FUND(C)
                                          --------------------------------------
                                          SIX MONTHS ENDED          PERIOD ENDED
                                            MAY 31, 2002            NOVEMBER 30,
                                             (UNAUDITED)                2001
                                          ----------------          ------------
 NET ASSET VALUE,
 Beginning of Period...................      $ 7.64                    $ 8.00
                                             ------                    ------
 Income from Investment Operations:
   Net investment income...............        0.27                      0.40
   Net realized and unrealized
     loss on investment transactions...      (0.29)                    (0.36)
                                             ------                    ------
   Total income (loss) from
      investment operations............      (0.02)                      0.04
                                             ------                    ------
 Less Dividends from:
   Net investment income...............      (0.27)                    (0.40)
   In excess of net investment income..      (0.01)                        --
   Realized gains......................          --                        --
                                             ------                    ------
   Total Distributions.................      (0.28)                    (0.40)
                                             ------                    ------
 Net change in net asset value
   per share...........................      (0.30)                    (0.36)
                                             ------                    ------
 NET ASSET VALUE,
   End of Period.......................      $ 7.34                    $ 7.64
                                             ======                    ======

 Total Return (a)......................      (0.20)%(b)                 0.56%(b)
 Ratios/Supplemental Data:
 Net Assets at the end of period
   (in thousands)......................      $5,242                    $4,573
 Ratios to average net assets:
   Expenses before waivers+............        3.03%(d)                 3.93%(d)
   Expenses net of waivers.............        0.95%(d)                 0.95%(d)
   Net investment income
  (net of waivers).....................        7.23%(d)                 7.84%(d)
 Portfolio Turnover Rate...............          17%(b)                   31%(b)

--------------------------------------------------------------------------
+ During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Not Annualized.
(c) Whitehall High Yield Fund commenced investment operations on April 2, 2001.
(d) Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      INCOME FUND
                                    ------------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                            YEARS ENDED NOVEMBER 30,
                                      MAY 31, 2002       ---------------------------------------------------------------------------
                                       (UNAUDITED)         2001             2000          1999             1998              1997
                                    ----------------       ----             ----          ----             ----              ----
NET ASSET VALUE,
 Beginning of Period...............     $  9.97          $  9.63          $  9.79       $ 10.61           $ 10.36          $ 10.22
                                        -------          -------          -------       -------           -------          -------
 Income from Investment
 Operations:
   Net investment income...........        0.20             0.52             0.57         0.55               0.59             0.57
   Net realized and unrealized
     gain (loss) on investment
     transactions..................       (0.14)            0.35            (0.15)       (0.72)              0.33             0.14
                                        -------          -------          -------       -------           -------          -------
   Total income (loss) from
     investment operations.........        0.06             0.87             0.42        (0.17)              0.92             0.71
                                        -------          -------          -------       -------           -------          -------
 Less Dividends from:
   Net investment income...........      (0.20)           (0.52)           (0.58)        (0.57)            (0.59)           (0.57)
   In excess of net
     investment income.............          --           (0.01)           (0.01)        (0.01)                --               --
   Realized gains..................          --               --               --        (0.07)            (0.08)               --
                                        -------          -------          -------       -------           -------          -------
   Total Distributions.............      (0.20)           (0.53)           (0.59)        (0.65)            (0.67)           (0.57)
                                        -------          -------          -------       -------           -------          -------
 Capital contributions.............          --               --             0.01            --                --               --
                                        -------          -------          -------       -------           -------          -------
 Net change in net asset
   value per share.................      (0.14)             0.34           (0.16)        (0.82)              0.25             0.14
                                        -------          -------          -------       -------           -------          -------
 NET ASSET VALUE,
   End of Period...................     $  9.83          $  9.97          $  9.63       $  9.79           $ 10.61          $ 10.36
                                        =======          =======          ========      =======           =======          =======

 Total Return (a)..................        0.59%(c)         9.21%            4.49%(b)    (1.79)%             9.27%            7.20%
 Ratios/Supplemental Data:
 Net Assets at the end of
   period (in thousands)...........     $24,921          $26,683          $31,135       $35,760           $38,803          $31,628
 Ratios to average net assets:
   Expenses before waivers+........        1.48%(d)         1.40%            1.23%         1.13%             0.90%            1.17%
   Expenses net of waivers.........        1.28%(d)         1.28%            1.21%         1.02%             0.80%            1.07%
   Net investment
     income (net of waivers).......        4.04%(d)         5.28%            5.96%         5.37%             5.63%            5.61%
 Portfolio Turnover Rate    .......          84%(c)          370%             223%           70%               93%             210%

--------------------------------------------------------------------------
+ During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Total return for the period would have been lower by 0.01% if a capital contribution of $25,228 had not been made.
(c) Not Annualized.
(d) Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company and currently consists of four separate investment portfolios: Growth Fund, Growth and Income Fund, High Yield Fund, and Income Fund (individually, a "Fund," and collectively, the "Funds"), each offering one class of shares.

The investment objective of the Growth Fund is to provide long-term capital appreciation through investment primarily in a diversified portfolio of common stocks and securities convertible into the common stock of publicly traded, U.S. companies. Growth Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter") and American Depositary Receipts.

The investment objective of the Growth and Income Fund is to provide long-term capital appreciation and current income by investing in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase.

The investment objective of the High Yield Fund is to provide a high level of current income, with capital appreciation as a secondary objective. The Fund invests at least 80% of its total assets in U.S. corporate fixed income securities that are rated below investment grade (i.e., high yield/high risk debt securities), offering potential returns that are sufficiently high to justify the greater investment risks.

The investment objective of the Income Fund is to provide current income plus capital appreciation by investing at least 65% of its total assets in fixed income securities such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    (a) Portfolio Valuations: Each Fund's shares are priced at net asset value. The net asset value of the Funds is calculated as of 4:00 p.m. (Eastern time). Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the bid and ask prices of such currencies against U.S. dollars as last quoted by any major bank.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    (b) Securities Transactions and Related Income: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

    (c) Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

    (d) Dividends and Distributions to Shareholders: High Yield's and Income's net investment income is declared daily and paid monthly. Growth's net investment income is declared and paid annually. Growth and Income's net investment income is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryover, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. Permanent book/tax differences are primarily attributable to redesignation of distributions and paydowns.

    (e) Federal Income Taxes: It is the Funds' policy to continue to comply with the applicable requirements of Subchapter M of the Internal Revenue Code and to distribute in a timely manner all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    (f) When-Issued Transactions: The Funds may purchase securities on a when-issued and delayed delivery basis. These transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES. Whitehall Asset Management, Inc. (the "Advisor") provides investment advisory services to each of the Funds. On March 31, 2002, the Advisor's parent, IBJ Whitehall Bank &Trust Company ("IBJW") was merged with and into The Industrial Bank of Japan Trust Company ("IBJTC"). Effective April 1, 2002, IBJTC owns 100% of the Advisor's stock. IBJTC is a wholly-owned subsidiary of Mizuho Corporate Bank, Ltd. which, in turn, is a wholly-owned subsidiary of Mizuho Holdings, Inc. ("MHHD"). With total assets of approximately $1.4 trillion, MHHD is the largest financial services company in the world.

Pursuant to the terms of the Investment Advisory Agreements, the Advisor is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth and Growth and Income; 0.75% for High Yield; and 0.65% for Income. From the period December 1, 2001 through November 30, 2002, the Advisor has contractually agreed to waive its advisory fee and/or reimburse expenses to the extent necessary to maintain net expenses for each Fund as follows: Growth, 1.33%; Growth and Income, 1.39%; High Yield, 0.95%; and Income Fund, 1.28%. This resulted in the Advisor waiving $123,867, $50,079, $18,708 and $25,348, in advisory fees for Growth, Growth and Income, High Yield and Income, respectively, and reimbursing expenses of $32,263 for High Yield for the six months ended May 31, 2002. The Advisor received advisory fees, net of waivers, of $561,034, $231,036 and $56,769 for Growth Fund, Growth and Income Fund and Income Fund, respectively, for the six months ended May 31, 2002.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

In September 2000, the Advisor entered into a Sub-Advisory Contract with Fountain Capital Management, LLC ("Fountain") to provide advisory services, including portfolio management to High Yield, subject to the overall supervision of the Advisor. Fountain is a private investment advisory firm that specializes in the management of high yielding corporate securities. In consideration of its services to High Yield, the Advisor pays Fountain a monthly fee at the annual rate of 0.375% of the average net assets of High Yield.

In September 1998, the Advisor entered into a Co-Administration Services Contract with the Trust. Under this contract, the Advisor performs supplemental administrative services, including (i) supervising the activities of PFPC Inc. ("PFPC"), a member of PNC Financial Services Group, and the Funds' other service providers, (ii) serving as liaison with the Trustees and (iii) providing general product management and oversight to the extent not provided by PFPC. In consideration of the Advisor's services under this contract, the Trust pays the Advisor a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily net assets of the Fund during the preceding month. For the six months ended May 31, 2002, the Advisor received co-administration fees of $24,170, $9,922, $753 and $3,790 for Growth, Growth and Income, High Yield and Income Funds, respectively, and has waived fees of $753 for High Yield Fund. The Bank of New York serves as the custodian to the Funds.

The Trust and PFPC have entered into an administration agreement under which PFPC ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; and 0.075% of average daily net assets of each Fund in excess of $1 billion. The services are subject to the supervision of the Trust's Board of Trustees and officers and include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws.

In addition, the Administrator also provides certain fund accounting and related services. The Administrator also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC, serves as the distributor of the Funds. The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Growth, Growth and Income, High Yield and Income Funds. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of each of these Funds. For the six months ended May 31, 2002, the Distributor received 12b-1 fees of $131,147, $38,249, $6,235 and $5,831 for Growth, Growth
and Income, High Yield and Income, respectively. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to the Plan.

NOTE 4 -- TRUSTEE COMPENSATION. The Trust pays each unaffiliated Trustee an annual retainer fee of $10,000 ($12,000 for the Chairman of the Board), plus a meeting fee of $1,000 for each Board of Trustees meeting attended and $1,000 ($1,500 for the chairman of the Audit Committee) for each Audit committee meeting of the Trust attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 2002, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:

                                           PURCHASES                                   SALES
                             ---------------------------------          ----------------------------------
                             U.S. GOVERNMENT          OTHER             U.S. GOVERNMENT          OTHER
                             ---------------     -------------          ---------------       ------------
Growth..................     $        --         $  32,797,170          $        --           $         --
Growth and Income.......       4,780,561            10,803,359            8,621,002             10,726,190
High Yield..............              --             1,673,474                   --                753,427
Income..................      12,919,279             8,138,206           12,262,472             11,251,677

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at May 31, 2002 for each Fund is as follows:

                                                                            NET
                                 GROSS                GROSS             APPRECIATION
                             APPRECIATION        (DEPRECIATION)        (DEPRECIATION)             COST
                             ------------        --------------        --------------         ------------
Growth..................     $40,583,090         $(13,328,341)          $27,254,749           $137,526,563
Growth and Income.......      14,124,459           (1,499,905)           12,624,554             49,465,590
High Yield..............         108,545             (184,464)             (75,919)              5,295,281
Income..................         275,395             (113,017)              162,378             24,450,642

NOTE 6 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                              GROWTH
                             -----------------------------------------------------------------------------
                                      SIX MONTHS ENDED                             YEAR ENDED
                                        MAY 31, 2002                            NOVEMBER 30, 2001
                             ---------------------------------         -----------------------------------
                               SHARES                AMOUNT               SHARES                 AMOUNT
                             -----------         -------------         ------------           ------------
Issued..................       3,960,045         $  65,667,661            3,510,037           $ 62,239,195
Reinvested..............              --                    --              196,198              3,812,120
Redeemed................     (1,506,220)          (25,012,499)          (1,828,949)           (31,920,559)
                             -----------         -------------         ------------           ------------
Net increase............       2,453,825         $  40,655,162            1,877,286           $ 34,130,756
                             ===========         =============         ============           ===========


                                                        GROWTH AND INCOME
                             -----------------------------------------------------------------------------
                                      SIX MONTHS ENDED                         YEAR ENDED
                                        MAY 31, 2002                        NOVEMBER 30, 2001
                             ---------------------------------         -----------------------------------
                               SHARES                AMOUNT               SHARES                 AMOUNT
                             -----------         -------------         ------------           ------------
Issued..................         832,505         $  11,165,758              735,834           $ 10,191,167
Reinvested..............         128,970             1,718,411              115,854              1,596,931
Redeemed................       (953,640)          (12,785,160)            (685,008)            (9,499,108)
                              ----------         -------------         ------------           ------------
Net increase ...........           7,835         $      99,009              166,680           $  2,288,990
                             ===========         =============         ============           ============

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                              HIGH YIELD
                             -----------------------------------------------------------------------------
                                      SIX MONTHS ENDED                             YEAR ENDED
                                        MAY 31, 2002                            NOVEMBER 30, 2001*
                             ---------------------------------         -----------------------------------
                               SHARES                AMOUNT               SHARES                 AMOUNT
                             -----------         -------------         ------------           ------------
Issued..................          97,643         $     730,489              615,048           $  4,909,046
Reinvested..............          23,016               170,793               25,987                198,618
Redeemed................         (5,663)              (41,978)             (42,121)              (326,782)
                             -----------         -------------         ------------           ------------
Net increase ...........         114,996         $     859,304              598,914           $  4,780,882
                             ===========         =============         ============           ============

* The High Yield Fund commenced investment operations on April 2, 2001.

                                                              INCOME
                             -----------------------------------------------------------------------------
                                      SIX MONTHS ENDED                             YEAR ENDED
                                        MAY 31, 2002                            NOVEMBER 30, 2001
                             ---------------------------------         -----------------------------------
                               SHARES                AMOUNT               SHARES                 AMOUNT
                             -----------         -------------         ------------           ------------
Issued..................         359,614         $   3,522,702              388,034           $  3,854,130
Reinvested..............          51,984               508,940              153,205              1,513,974
Redeemed................       (551,633)           (5,410,116)          (1,098,256)           (10,903,308)
                             -----------         -------------         ------------           ------------
Net decrease............       (140,035)         $ (1,378,474)            (557,017)           $(5,535,204)
                             ===========         =============         ============           ============

NOTE 7 -- CAPITAL LOSS CARRYOVERS. At November 30, 2001, Growth, High Yield and Income Funds had the following capital loss carryovers:

                 CAPITAL LOSS CARRYOVER        EXPIRATION DATE
                 ----------------------        ---------------
Growth                 $838,930                    2009
High Yield              103,824                    2009
Income                  949,461                    2008

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

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
WHITEHALL FUNDS TRUST

An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, The Industrial Bank of Japan Trust Company, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.
The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

WHITEHALL FUNDS TRUST

BOARD OF TRUSTEES

George H. Stewart, Chairman*

Robert H. Dunker, Trustee*

Pierre de St. Phalle, Trustee*

Jeffery H. Boyd, Trustee*

Joseph E. Breslin, Trustee

Susan V. Machtiger, Trustee*

Tracy L. Nixon, Trustee*
------------------------------

OFFICERS

Joseph E. Breslin, President

Peter L. Kirby, Treasurer

Michael C. Kardok, Assistant Treasurer

Frank J. DiPietro, Assistant Treasurer

Glenn M. Wolfset, Assistant Treasurer

Judith L. Levy, Secretary

David C. Lebisky, Assistant Secretary

* Non Affiliated Trustee

INVESTMENT ADVISOR
Whitehall Asset Management, Inc.
320 Park Avenue, 10th Floor
New York, NY 10022

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

COUNSEL
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, NY 10019

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

This report is for the information of the shareholders of Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

(LOGO OMITTED)

WHITEHALL ASSET MANAGEMENT, INC.
320 Park Avenue, 10th Floor
New York NY 10022
www.thewhitehallfunds.com